Sundry provisions	12 Months Ended
Dec. 31, 2025
Sundry Provisions
Sundry provisions

21    Sundry provisions

	2025	2024
Leniency agreements	673	636
Provision for environmental damages	972	1,042
Provision for customers rebates	189	201
Others	90	92
Total	1,924	1,971
Current liabilities	711	619
Non-current liabilities	1,213	1,352
Total	1,924	1,971

(a) Leniency agreement

In the context of allegations of undue payments in connection with Operation Car Wash in Brazil, the Company hired external experts in investigation to conduct an independent investigation into such allegations (“Investigation”) and to report their findings.

In December 2016, the Company entered into Leniency Agreements with the Federal Prosecution Office (Ministério Público Federal, hereinafter “MPF Agreement”) and with U.S. and Swiss authorities (“Global Settlement”), in the amount of US$ 957 (R$ 3.1 billion, at the time), which were duly ratified. Further, the Company engaged in a process of cooperation and negotiation with the Office of The Federal Controller General (Controladoria-Geral da União, hereinafter “CGU”) and the Office of the Attorney General (Advocacia-Geral da União, hereinafter “AGU”), which culminated in the execution of the leniency agreement with such authorities on May 31, 2019 (“CGU/AGU Agreement” and, jointly with the Global Settlement, “Agreements”), which addresses the same facts that are the subject of the Global Settlement and provides for an additional disbursement of R$ 410 due to the calculations and parameters adopted by CGU/AGU. In addition, in 2019, the State Prosecution Office of Bahia and the State Prosecution Office Rio Grande do Sul adhered to the MPF Agreement. Therefore, no additional payments are expected to be made by the Company. Since 2016, The Company has paid R$ 3,405, distributed as shown below:

	AGU
	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total
Agreements signed with:
Amounts paid	1,213	297	407	1,282	206	3,405

(i) U.S. Department of Justice (“DoJ”); Swiss Office of the Attorney General (“OAG”) and U.S. Securities Exchange Commission (“SEC”).

In August 2023, the Company was notified by CGU about the end of the monitoring period of the Company’s integrity program, and also presented the closing of the monitorship.

In February 2024, a decision was rendered by the Federal Supreme Court (Superior Tribunal Federal, hereinafter “STF”), within the scope of the Action against the Violation of a Constitutional Fundamental Right (“ADPF”) No. 1051, determining the renegotiation of leniency agreements. In December 2024, the Company entered into an Amendment to the Leniency Agreement to adjust the payment schedule and other obligations and conditions, as outlined below. The MPF agreed to the terms of the Amendment to the CGU/AGU Agreement:

(i)	2025: R$ 35
(ii)	2026: R$ 35
(iii)	2027: R$ 55
(iv)	2028 to 2030: installments of R$ 158 each.

The CGU/AGU Amendment will be submitted for approval by the STF, in the ADPF records.

As a result of the amendment, the Company recognized a reversal of R$ 112 in the provision amount of the leniency agreement.

On December 31, 2025, the balance payable adjusted for SELIC rate is R$ 673, with R$ 90 recorded under current liabilities and R$ 583 under non-current liabilities.

(b)	Provision for environmental damages

The provision for environmental damages is estimated based on current legal and constructive requirements, technology, price levels and expected remediation plans.

Realized costs and cash outflows may differ from current estimates due to the changes in laws and regulations, public expectations, prices, new findings by the ongoing studies and analysis of local conditions and changes in remediation technologies.

The time and value of future expenses related to environmental liabilities are reviewed annually, as well as the interest rate used for discounting them to present value.

The Company operates in several countries and is subject to different environmental laws and regulations inherent to the operations and activities areas. Remediation expenses are incurred over several years due to their complexity and extension. New information on websites, new technologies or future developments, such as involvement in investigations by regulatory agencies, may require that the Company reevaluates its potential exposure related to environmental matters.

The provision is recorded based on the areas in which remediation actions will be necessary. Due to the high complexity in identifying potential environmental impacts, alternative solutions and recovery costs estimations, these estimates can only be made with reasonable assurance after the completion of all phases of the process to identify and investigate environmental liabilities, which are in accordance with the phases and protocols established by environmental agencies.

The Company monitors the areas under study to capture any new facts and changes in circumstances that change the prognosis of actions to be adopted and consequently affect the estimation of provision for environmental remediations.

As of December 31, 2025, the amount recorded in current liabilities is R$ 377 (2024: R$ 287) and in non-current liabilities is R$ 595 (2024: R$ 755).

(c)	Rebates

Some sales agreements of the Company provide for a rebate in products should certain sales volumes be achieved within a year, six-month period or three-month period, depending on the agreement. The rebate is recognized monthly as an accrual, reducing net revenue, assuming that the minimum contractual amount will be achieved.

(d)	Changes in provisions

		Recovery of
	Leniency	environmental
	agreements	damages	Rebate	Other	Total
At December 31, 2023	1,016	928	161	120	2,225
Additions, monetary adjustments and exchange variation	1	360	217	19	597
Write-off due to sale of investments in subsidiaries		(41)			(41)
Payments	(269)	(205)	(177)	(47)	(698)
Write-offs through negotiation	(112)				(112)
At December 31, 2024	636	1,042	201	92	1,971
Additions, monetary adjustments and exchange variation	74	165	127	3	369
Payments	(37)	(235)	(139)	(5)	(416)
At December 31, 2025	673	972	189	90	1,924